Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
18.
Leases

Components of lease expense are as follows:

	For the year ended December 31,
	2023	2022	2021
Operating lease expense	$8,937	$7,034	$9,523

Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$8,294	$7,769	$9,357
Leased assets obtained in exchange for new operating lease liabilities	$498	$9,248	$2,314

Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	As of December 31,
	2023	2022	2021
Weighted-average remaining lease term	5.4 years	6.2 years	5.1 years
Weighted-average discount rate	6.3%	4.2%	4.6%

As of December 31, 2023, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

2024	8,446
2025	6,208
2026	4,495
2027	3,163
2028	453
2029 and beyond	6,954
Total lease payments	29,719
Less: interest	(4,523)
Total lease liability	$25,196
Current portion of lease liability	8,233
Non-current portion of lease liability	16,963